                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                -----------------

Check here if Amendment [  ];   Amendment Number:_______________

This Amendment (Check only one.): [  ]    is a restatement.
                                  [  ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NewBridge Partners, LLC
           ----------------------------------------
Address:   535 Madison Avenue, 14th floor
           ----------------------------------------
           New York, New York 10022
           ----------------------------------------

Form 13F File Number:  28-5523
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anna Lynn LaRochelle
           ----------------------------------------
Title:     Operations Manager
           ----------------------------------------
Phone:     (212) 745-1000
           ----------------------------------------

Signature, Place, and Date of Signing:

/s/  Anna Lynn LaRochelle         New York, New York        February 13, 2003
---------------------------       ------------------        -----------------

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              --------------------

Form 13F Information Table Entry Total:       69
                                              --------------------

Form 13F Information Table Value Total:       $1,733,709
                                              --------------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


          No.        Form 13F File Number           Name

          None       28-5523                        NewBridge Partners, LLC
          ----       --------------                 -----------------------

                                                       NewBridge Partners, LLC
                                                  Discretionary Ownsership for 13F
                                                           As of 12/31/02
                      --------------------------------------------------------------------------------------------------
                                                                                  (COLUMN 6)
                                            (COLUMN 4) (COLUMN 5)                 INVESTMENT
                      (COLUMN 2) (COLUMN 3)    FAIR    SHARES OR                  DISCRETION        (COLUMN 7)
     (COLUMN 1)        TITLE OF    CUSIP      VALUE    PRINCIPAL  PUT/             SHARES            OTHER
   NAME OF ISSUER       CLASS      NUMBER     X1000      AMOUNT   CALL   SOLE      SHARED   OTHER     MGRS      SOLE
   --------------     ---------- ---------- ---------- ---------- ----- --------- ---------- ------ ---------- ---------
A O L TIME WARNER       COMMON   00184A105      1,924    146,920          131,620            15,300               39,573
ABBOTT LABS             COMMON   002824100        541     13,537            5,537             8,000                    0
AFFILIATED COMPUTERS    COMMON   008190100     80,001  1,519,488        1,512,670      400    6,418              939,305
ALLERGAN INC COM        COMMON   018490102     57,763  1,002,480        1,001,580      100      800              599,431
AMERICAN INTL GROUP I   COMMON   026874107     86,227  1,490,532        1,477,069            13,463              967,353
AMGEN INC COM           COMMON   031162100     59,140  1,223,425        1,220,025      400    3,000              737,257
APOLLO GROUP INC CL A   COMMON   037604105     33,422    759,582          758,132      250    1,200              454,602
APPLIED MATLS INC COM   COMMON   038222105        290     22,285           22,285                                 16,590
BED BATH & BEYOND INC   COMMON   075896100     53,043  1,536,134        1,531,834      600    3,700              884,359
BERKSHIRE HATHAWAY IN   COMMON   084670207      4,502      1,858            1,858                                      0
CELESTICA INC SUB VTG   COMMON   15101Q108        550     39,035           39,035                                 29,470
CISCO SYSTEMS INC COM   COMMON   17275R102     68,857  5,256,234        5,182,734            73,500            2,855,703
CITIGROUP INC COM       COMMON   172967101     77,566  2,204,203        2,173,303    1,000   29,900            1,220,311
CLEAR CHANNEL COMMUNI   COMMON   184502102     61,791  1,657,041        1,657,041                              1,037,237
COCA COLA CO            COMMON   191216100        776     17,700            3,000            14,700                    0
COLGATE PALMOLIVE CO    COMMON   194162103        682     13,000                             13,000                    0
CONCORD EFS INC COM     COMMON   206197105        480     30,510           30,510                                 16,870
DELL COMPUTER CORP CO   COMMON   247025109        294     11,000           11,000                                      0
DU PONT E I DE NEMOUR   COMMON   263534109        318      7,500            7,500                                      0
E M C CORP MASS COM     COMMON   268648102        780    127,071           91,071            36,000               55,231
EBAY INC COM            COMMON   278642103        644      9,489            9,489                                  7,109
ELECTRONIC ARTS INC     COMMON   285512109        384      7,711            7,711                                  7,711
EXXON CORPORATION       COMMON   30231G102      1,134     32,462           12,350            20,112                    0
FEDERAL HOME LN MTG C   COMMON   313400301     81,253  1,376,003        1,373,753      250    2,000              866,049
FEDERAL NAT MORTGAGE    COMMON   313586109        380      5,900            5,900                                      0
FIRST DATA CORP COM     COMMON   319963104     86,599  2,445,613        2,430,313      500   14,800            1,482,498
FOREST LABS INC COM     COMMON   345838106     78,473  1,597,899        1,585,799      900   11,200              834,109
GENERAL ELEC CO         COMMON   369604103      2,247     92,295           77,895            14,400                    0
GENERAL MTRS CORP CL    COMMON   370442832        663     61,922           61,922                                 45,362
HARLEY DAVIDSON INC C   COMMON   412822108     66,436  1,438,014        1,427,714      600    9,700              938,573
HARTFORD FINL SVCS GR   COMMON   416515104        722     15,886                             15,886                    0
HEWLETT PACKARD CO CO   COMMON   428236103        177     10,213            2,213             8,000                    0
HOME DEPOT INC COM      COMMON   437076102     63,914  2,660,858        2,624,158            36,700            1,523,406
HUNTINGTON BANCSHARES   COMMON   446150104      1,038     55,500           55,500                                      0
ITT INDS INC IND COM    COMMON   450911102        482      7,943                              7,943                    0
INTEL CORP COM          COMMON   458140100        952     61,154           61,154                                  4,454
I B M                   COMMON   459200101      3,526     45,500            9,500            36,000                    0
INTUIT INC COM          COMMON   461202103     34,258    730,130          728,830      275    1,025              430,618
ISHARES TR RSSLL 1000   MUTUAL   464287614      1,987     54,635           54,635                                 54,410
JOHNSON & JOHNSON       COMMON   478160104     49,400    919,763          458,163  448,000   13,600                  213
KOHLS CORP COM          COMMON   500255104     43,523    777,894          776,019      275    1,600              459,730
L-3 COMMUNICATIONS HL   COMMON   502424104     58,317  1,298,535        1,295,935      250    2,350              818,821
LABORATORY CORP AMER    COMMON   50540R409     29,202  1,256,545        1,256,545                                598,867
MANOR CARE INC          COMMON   564055101        371     19,927                             19,927                    0
MEDTRONIC INC COM       COMMON   585055106     98,759  2,165,776        2,144,426      950   20,400            1,308,438
MERCK & CO INC          COMMON   589331107      1,317     23,266           22,266             1,000                  200
MERRILL LYNCH & CO IN   COMMON   590188108     72,198  1,902,452        1,887,452            15,000            1,064,035
MICROSOFT CORP COM      COMMON   594918104      7,050    136,369          113,869            22,500               18,189
NASDAQ 100 TR UNIT SE   COMMON   631100104        280     11,500           11,500                                 11,000
NOKIA CORP ADR SPONSO   COMMON   654902204     71,250  4,596,748        4,580,748            16,000            2,700,510
ORACLE SYS CORP         COMMON   68389X105        799     73,978           73,978                                 58,897
PFIZER INC              COMMON   717081103     90,985  2,976,276        2,954,676            21,600            1,860,061
PHILIP MORRIS COS INS   COMMON   718154107        227      5,600              800             4,800                    0
PRINS RECYCLING CORP    COMMON   742544109          0     18,000           18,000                                 18,000
QUALCOMM INC COM        COMMON   747525103     40,837  1,122,191        1,122,191                                766,250
ROYAL DUTCH PETE CO N   COMMON   780257804        462     10,500                             10,500                    0
S L M CORPORATION COM   COMMON   78442P106     96,387    928,043          926,343      300    1,400              542,633
SPDR TR UNIT SER 1      COMMON   78462F103      1,927     21,840           21,840                                  4,390
ST JUDE MED INC COM     COMMON   790849103     10,033    252,600          252,600                                      0
SCHWAB CHARLES CORP N   COMMON   808513105      1,138    104,926           54,926            50,000                5,501
SUN MICROSYSTEMS INC    COMMON   866810104        338    108,593          108,593                                 85,493
SYMANTEC CORP COM       COMMON   871503108        935     23,072           23,072                                 16,072
TEXAS INSTRS INC COM    COMMON   882508104        743     49,513           49,513                                 35,381
3M COMPANY COM          COMMON   88579Y101        321      2,600                              2,600                    0
UNILEVER N V WI         COMMON   904784709        220      3,571                              3,571                    0
VERITAS SOFTWARE CO C   COMMON   923436109        462     29,559           29,559                                 25,772
WAL MART STORES INC     COMMON   931142103      2,755     54,536           40,536            14,000                    0
WRIGLEY WM JR CO        COMMON   982526105      1,317     24,000                             24,000                    0
ZIMMER HLDGS INC COM    COMMON   98956P102     37,940    913,780          912,230      350    1,200              577,805
TOTAL                                       1,733,709

                      (COLUMN 8)
                        VOTING
                      AUTHORITY
     (COLUMN 1)         SHARES
   NAME OF ISSUER       SHARED     OTHER
   --------------     ---------- ---------
A O L TIME WARNER            0     107,347
ABBOTT LABS                  0      13,537
AFFILIATED COMPUTERS     3,040     577,143
ALLERGAN INC COM         2,140     400,909
AMERICAN INTL GROUP I    5,826     517,353
AMGEN INC COM            2,520     483,648
APOLLO GROUP INC CL A    3,700     301,280
APPLIED MATLS INC COM        0       5,695
BED BATH & BEYOND INC    6,885     644,890
BERKSHIRE HATHAWAY IN        0       1,858
CELESTICA INC SUB VTG        0       9,565
CISCO SYSTEMS INC COM   44,230   2,356,301
CITIGROUP INC COM        9,240     974,652
CLEAR CHANNEL COMMUNI    2,560     617,244
COCA COLA CO                 0      17,700
COLGATE PALMOLIVE CO         0      13,000
CONCORD EFS INC COM          0      13,640
DELL COMPUTER CORP CO        0      11,000
DU PONT E I DE NEMOUR        0       7,500
E M C CORP MASS COM          0      71,840
EBAY INC COM                 0       2,380
ELECTRONIC ARTS INC          0           0
EXXON CORPORATION            0      32,462
FEDERAL HOME LN MTG C    3,915     506,039
FEDERAL NAT MORTGAGE         0       5,900
FIRST DATA CORP COM      6,560     956,555
FOREST LABS INC COM      9,210     754,580
GENERAL ELEC CO              0      92,295
GENERAL MTRS CORP CL         0      16,560
HARLEY DAVIDSON INC C    3,600     495,841
HARTFORD FINL SVCS GR        0      15,886
HEWLETT PACKARD CO CO        0      10,213
HOME DEPOT INC COM      13,430   1,124,022
HUNTINGTON BANCSHARES        0      55,500
ITT INDS INC IND COM         0       7,943
INTEL CORP COM               0      56,700
I B M                        0      45,500
INTUIT INC COM           2,960     296,552
ISHARES TR RSSLL 1000        0         225
JOHNSON & JOHNSON      448,000     471,550
KOHLS CORP COM           3,095     315,069
L-3 COMMUNICATIONS HL    3,150     476,564
LABORATORY CORP AMER     2,290     655,388
MANOR CARE INC               0      19,927
MEDTRONIC INC COM       10,950     846,388
MERCK & CO INC               0      23,066
MERRILL LYNCH & CO IN    7,885     830,532
MICROSOFT CORP COM           0     118,180
NASDAQ 100 TR UNIT SE        0         500
NOKIA CORP ADR SPONSO   11,680   1,884,558
ORACLE SYS CORP              0      15,081
PFIZER INC              13,070   1,103,145
PHILIP MORRIS COS INS        0       5,600
PRINS RECYCLING CORP         0           0
QUALCOMM INC COM         1,290     354,651
ROYAL DUTCH PETE CO N        0      10,500
S L M CORPORATION COM    4,015     381,395
SPDR TR UNIT SER 1           0      17,450
ST JUDE MED INC COM          0     252,600
SCHWAB CHARLES CORP N        0      99,425
SUN MICROSYSTEMS INC         0      23,100
SYMANTEC CORP COM            0       7,000
TEXAS INSTRS INC COM         0      14,132
3M COMPANY COM               0       2,600
UNILEVER N V WI              0       3,571
VERITAS SOFTWARE CO C        0       3,787
WAL MART STORES INC          0      54,536
WRIGLEY WM JR CO             0      24,000
ZIMMER HLDGS INC COM     4,405     331,570
TOTAL